Description of Business and Basis of Presentation - Additional Information (Detail)		1 Months Ended		9 Months Ended	12 Months Ended
	May. 30, 2014 USD ($) $ / shares shares	May. 31, 2015 USD ($) $ / shares shares	Apr. 30, 2015 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	May. 30, 2015 $ / shares shares	Dec. 31, 2013 $ / shares shares	Jul. 15, 2011 $ / shares shares	Jun. 18, 2008 $ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized	140,000,000		250,000,000	250,000,000	140,000,000	140,000,000	85,000,000	85,000,000	50,000,000
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0000	$ 0	$ 0
Preferred stock, shares authorized	109,483,000			10,000,000	10,000,000
Preferred stock, par value | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Adjustment for change in par value | $	$ 1,438,064
Reverse stock split, description				1-for-7.5 reverse stock split	1-for-7.5 reverse stock split
Reverse stock split			0.13
Proceeds from initial public offering, net of underwriting discounts and commissions | $				$ 59,892,000
Number of preferred shares converted to common shares					5,332,348
Common stock
Class Of Stock [Line Items]
Adjustment for change in par value | $					$ (1,438,064)
IPO
Class Of Stock [Line Items]
Common stock, shares authorized		250,000,000
Common stock, par value | $ / shares		$ 0.0001
Preferred stock, shares authorized		10,000,000
Preferred stock, par value | $ / shares		$ 0.0001
Number of shares of common stock sold			5,090,909
Common stock, price per share | $ / shares		$ 11.00	$ 11.00
Additional number of common stock sold		763,636
Proceeds from initial public offering, net of underwriting discounts and commissions | $		$ 59,900,000
Underwriting discounts and commissions | $		4,500,000
IPO offering expenses | $		$ 2,800,000
IPO | Common stock
Class Of Stock [Line Items]
Number of shares of common stock sold				5,854,545
Number of preferred shares converted to common shares		5,980,564	5,980,564	5,980,564